NOTES PAYABLE	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
NOTES PAYABLE
NOTES PAYABLE

7. NOTES PAYABLE

As of August 31, 2022, the Company entered into a note payable due to Elev8 Advisors for $75,000. This note bears interest of 17.97% and matures in February 2024.

The Company made payments of $14,353 to bring the note payable balance to $60,647 for the three months ended November 30, 2022.

9. NOTES PAYABLE

As of August 31, 2022, the Company entered into a note payable due to Elev8 Advisors for $75,000.  This note bears interest of 17.97%, with payments of principal and interest to be made over an 18 month period. The current portion of the principal due is $47,740 with a remaining balance of $27,260 in long-term.

Notes payable totaled $5,000 and were considered outstanding at August 31, 2021.